UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
Market Vectors ETF Trust
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end: December 31,

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Argentina: 0.1%
461,490	Cresud S.A.C.I.F. y A (ADR)	$4,028,808
Australia: 1.5%
21,619,331	Incitec Pivot Ltd. #	54,407,268
2,657,449	Nufarm Ltd. #	11,806,525
		66,213,793
Canada: 10.6%
2,227,253	Agrium, Inc. (USD)	187,156,070
9,426,585	Potash Corp. of Saskatchewan, Inc. (USD)	294,863,579
		482,019,649
Chile: 0.4%
581,040	Sociedad Quimica y Minera de Chile S.A. (ADR)	17,750,772
China / Hong Kong: 0.4%
64,396,000	Chaoda Modern Agriculture Holdings Ltd. * #	5,554,266
17,006,000	China BlueChemical Ltd. #	10,037,409
28,666,000	Sinofert Holdings Ltd. #	4,775,135
		20,366,810
Germany: 1.4%
2,453,985	K+S AG #	63,476,097
Indonesia: 0.6%
4,752,876	Astra Agro Lestari Tbk PT #	8,001,976
56,889,500	Charoen Pokphand Indonesi PT #	16,709,584
42,192,010	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	4,627,316
		29,338,876
Israel: 1.2%
6,431,661	Israel Chemicals Ltd. #	54,281,050
Japan: 6.6%
17,253,130	Kubota Corp. #	251,192,572
3,445,000	Nippon Meat Packers, Inc. #	49,531,215
		300,723,787
Malaysia: 3.9%
21,485,000	Felda Global Ventures Holdings Bhd #	27,696,370
43,426,855	IOI Corp. Bhd #	71,493,020
6,272,170	Kuala Lumpur Kepong Bhd #	43,495,152
7,519,100	PPB Group Bhd #	32,814,213
		175,498,755
Netherlands: 4.2%
11,458,729	CNH Industrial N.V. (USD) *	143,234,112
953,497	Nutreco N.V. #	49,817,487
		193,051,599
Norway: 3.4%
40,708,225	Marine Harvest ASA #	43,466,177
2,688,549	Yara International ASA #	110,995,836
		154,462,013
Russia: 2.3%
3,985,764	Uralkali OJSC (GDR) # Reg S	103,398,056
Singapore: 4.7%
7,409,000	First Resources Ltd. #	11,282,530
96,815,745	Golden Agri-Resources Ltd. #	40,144,102
6,440,520	Indofood Agri Resources Ltd. #	4,058,998
62,721,751	Wilmar International Ltd. #	158,525,245
		214,010,875
South Africa: 0.4%
1,360,225	Tongaat Hulett Ltd.	16,228,763
Switzerland: 8.3%
4,665,290	Syngenta A.G. (ADR)	379,288,077
Taiwan: 0.5%
10,357,000	Taiwan Fertilizer Co. Ltd. #	24,404,679
Thailand: 1.3%
74,747,436	Charoen Pokphand Foods (NVDR) #	57,430,192
Turkey: 0.1%
201,256	Turk Traktor ve Ziraat Makineleri AS #	5,873,081
Ukraine: 0.3%
745,190	Kernel Holding S.A. * #	11,760,443
United States: 47.8%
1,468,318	AGCO Corp.	88,715,774
282,065	Andersons, Inc.	19,716,343
7,701,980	Archer-Daniels-Midland Co.	283,740,943
2,221,014	Bunge Ltd.	168,597,173
864,043	CF Industries Holdings, Inc.	182,166,186
701,792	Chiquita Brands International, Inc. *	8,884,687
3,850,692	Deere & Co.	313,407,822
194,011	Lindsay Corp.	15,835,178
3,604,340	Monsanto Co.	376,184,966
4,480,806	Mosaic Co.	192,764,274
862,126	Toro Co.	46,856,548
2,105,972	Tractor Supply Co.	141,458,139
4,256,567	Tyson Foods, Inc.	120,375,715
7,013,962	Zoetis, Inc.	218,274,497
		2,176,978,245
Total Common Stocks (Cost: $4,632,628,922)		4,550,584,420
MONEY MARKET FUND: 1.6% (Cost: $72,485,626)
72,485,626	Dreyfus Government Cash Management Fund	72,485,626
Total Investments: 101.6% (Cost: $4,705,114,548)		4,623,070,046
Liabilities in excess of other assets: (1.6)%		(73,556,831)
NET ASSETS: 100.0%		$4,549,513,215

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,331,055,994 which represents 29.3% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Agricultural Chemicals	41.5%	$1,920,441,535
Agricultural Operations	14.6	676,501,070
Chemicals - Diversified	3.2	147,314,444
Diversified Operations	0.4	16,228,763
Fisheries	0.9	43,466,177
Food - Flour & Grain	0.6	27,696,370
Food - Meat Products	3.7	169,906,930
Food - Miscellaneous / Diversified	6.6	307,471,824
Machinery - Farm	17.7	818,258,539
Medical - Drugs	4.7	218,274,497
Pastoral & Agricultural	0.4	16,709,584
Retail - Gardening Products	4.1	188,314,687
Money Market Fund	1.6	72,485,626
	100.0%	$4,623,070,046

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$4,028,808	$—	$—	$4,028,808
Australia	—	66,213,793	—	66,213,793
Canada	482,019,649	—	—	482,019,649
Chile	17,750,772	—	—	17,750,772
China / Hong Kong	—	20,366,810	—	20,366,810
Germany	—	63,476,097	—	63,476,097
Indonesia	—	29,338,876	—	29,338,876
Israel	—	54,281,050	—	54,281,050
Japan	—	300,723,787	—	300,723,787
Malaysia	—	175,498,755	—	175,498,755
Netherlands	143,234,112	49,817,487	—	193,051,599
Norway	—	154,462,013	—	154,462,013
Russia	—	103,398,056	—	103,398,056
Singapore	—	214,010,875	—	214,010,875
South Africa	16,228,763	—	—	16,228,763
Switzerland	379,288,077	—	—	379,288,077
Taiwan	—	24,404,679	—	24,404,679
Thailand	—	57,430,192	—	57,430,192
Turkey	—	5,873,081	—	5,873,081
Ukraine	—	11,760,443	—	11,760,443
United States	2,176,978,245	—	—	2,176,978,245
Money Market Funds	72,485,626	—	—	72,485,626
Total	$3,292,014,052	$1,331,055,994	$—	$4,623,070,046

* See Schedule of Investments for security type and geographic sector breakouts.

During the period ended September 30, 2013, transfers of securities from Level 1 to Level 2 were $25,350,852. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Schedules of Investments

COAL ETF

SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Australia: 10.1%
2,486,901	Aurizon Holdings Ltd. #	$10,890,932
667,878	New Hope Corp. Ltd. #	2,431,648
2,041,956	Whitehaven Coal Ltd. * #	3,841,725
		17,164,305
Canada: 7.4%
1,138,205	Sherritt International Corp.	4,274,221
274,178	Westshore Terminals Investment Corp.	8,263,483
		12,537,704
China / Hong Kong: 15.9%
9,900,095	China Coal Energy Co. Ltd. #	5,930,499
4,141,408	China Shenhua Energy Co. Ltd. #	12,641,751
11,970,067	Fushan International Energy Group Ltd. #	4,037,165
2,113,307	Hidili Industry International Development Ltd. * #	360,613
419,870	Yanzhou Coal Mining Co. Ltd. (ADR)	4,013,957
		26,983,985
Indonesia: 8.4%
61,228,715	Adaro Energy Tbk PT #	4,759,776
26,417,500	Borneo Lumbung Energi & Meta * #	503,038
56,466,500	Bumi Resources Tbk PT * #	2,222,875
1,514,052	Indo Tambangraya Megah Tbk PT #	3,438,684
3,087,500	Tambang Batubara Bukit Asam Tbk PT #	3,400,799
		14,325,172
Netherlands: 0.4%
364,751	New World Resources PLC (GBP) #	585,442
Poland: 3.6%
143,843	Jastrzebska Spolka Weglowa S.A. #	3,371,897
79,435	Lubelski Wegiel Bogdanka S.A. #	2,784,395
		6,156,292
Russia: 0.3%
484,587	Raspadskaya OAO (USD) *	464,705
South Africa: 5.1%
534,697	Exxaro Resources Ltd. #	8,731,580
Thailand: 4.9%
9,390,500	Banpu PCL (NVDR) #	8,273,176
United States: 43.9%
110,008	Alliance Holdings GP LP	6,587,279
79,247	Alliance Resource Partners LP	5,874,580
845,890	Alpha Natural Resources, Inc. *	5,041,504
812,559	Arch Coal, Inc.	3,339,618
232,909	Cloud Peak Energy, Inc. *	3,416,775
410,155	Consol Energy, Inc.	13,801,716
46,095	FreightCar America, Inc.	953,245
232,492	Joy Global, Inc.	11,866,392
256,451	Natural Resource Partners LP	4,885,392
627,097	Peabody Energy Corp.	10,817,423
267,997	SunCoke Energy, Inc. *	4,555,949
239,571	Walter Energy, Inc.	3,361,181
		74,501,054
Total Common Stocks (Cost: $267,717,255)		169,723,415
MONEY MARKET FUND: 0.0% (Cost: $61,364)
61,364	Dreyfus Government Cash Management Fund	61,364
Total Investments: 100.0% (Cost: $267,778,619)		169,784,779
Other assets less liabilities: 0.0%		27,832
NET ASSETS: 100.0%		$169,812,611

ADR	American Depositary Receipt
GBP	British Pound
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $78,205,995 which represents 46.1% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Coal	78.0%	$132,386,662
Diversified Minerals	0.6	1,088,480
Diversified Operations	2.5	4,274,221
Machinery - Construction & Mining	7.0	11,866,392
Miscellaneous Manufacturing	0.6	953,245
Storage/Warehousing	4.9	8,263,483
Transport - Rail	6.4	10,890,932
Money Market Fund	0.0	61,364
	100.0%	$169,784,779

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$17,164,305	$—	$17,164,305
Canada	12,537,704	—	—	12,537,704
China / Hong Kong	4,013,957	22,970,028	—	26,983,985
Indonesia	—	14,325,172	—	14,325,172
Netherlands	—	585,442	—	585,442
Poland	—	6,156,292	—	6,156,292
Russia	464,705	—	—	464,705
South Africa	—	8,731,580	—	8,731,580
Thailand	—	8,273,176	—	8,273,176
United States	74,501,054	—	—	74,501,054
Money Market Fund	61,364	—	—	61,364
Total	$91,578,784	$78,205,995	$—	$169,784,779

* See Schedule of Investments for security type and geographic sector breakouts.

During the period ended September 30, 2013, transfers of securities from Level 1 to Level 2 were $2,063,999. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Schedules of Investments

GLOBAL ALTERNATIVE ENERGY ETF

SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Austria: 1.4%
52,723	Verbund - Oesterreichische Elektrizis A.G. #	$1,193,685
Brazil: 3.7%
215,603	Cosan Ltd. (Class A) (USD)	3,313,818
Canada: 1.6%
59,598	Westport Innovations, Inc. *	1,445,450
China / Hong Kong: 10.1%
3,934,000	China Longyuan Power Group Corp. Ltd. #	4,088,937
439,384	Dongfang Electric Corp. Machinery Co. Ltd. #	640,747
13,446,000	GCL-Poly Energy Holdings Ltd. * #	3,892,914
576,600	Xinjiang Goldwind Science & Technology Co. Ltd. #	381,053
		9,003,651
Denmark: 7.4%
262,897	Vestas Wind Systems A/S * #	6,626,005
Germany: 0.5%
13,053	SMA Solar Technology A.G. #	447,405
Ireland: 9.8%
127,350	Eaton Corp. PLC (USD)	8,766,774
Italy: 4.5%
1,859,016	Enel Green Power SpA #	3,993,270
Japan: 3.4%
143,504	Kurita Water Industries Ltd. #	3,054,553
Philippines: 1.5%
10,893,000	Energy Development Corp. #	1,364,386
Spain: 4.1%
287,726	EDP Renovaveis S.A. * #	1,495,578
248,330	Gamesa Corp. Tecnologica S.A. * #	2,164,199
		3,659,777
United States: 51.9%
60,332	AVX Corp.	792,159
84,466	Clean Energy Fuels Corp. * †	1,079,475
146,677	Covanta Holding Corp.	3,135,954
145,083	Cree, Inc. *	8,732,546
60,203	EnerSys, Inc.	3,650,108
91,309	First Solar, Inc. *	3,671,535
90,457	International Rectifier Corp. *	2,240,620
47,413	Itron, Inc. *	2,030,699
57,663	Polypore International, Inc. * †	2,362,453
37,210	Power Integrations, Inc.	2,014,922
35,861	Solarcity Corp. * †	1,240,791
274,075	SunEdison, Inc. *	2,184,378
53,649	Sunpower Corp.. * †	1,403,458
51,865	Tesla Motors, Inc. *	10,031,728
47,632	Veeco Instruments, Inc. *	1,773,339
		46,344,165
Total Common Stocks (Cost: $92,154,654)		89,212,939
MONEY MARKET FUND: 0.1% (Cost: $87,971)
87,971	Dreyfus Government Cash Management Fund	87,971
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $92,242,625)		89,300,910
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 6.2% (Cost: $5,527,411)
5,527,411	Bank of New York Overnight Government Fund	5,527,411
Total Investments: 106.2% (Cost: $97,770,036)		94,828,321
Liabilities in excess of other assets: (6.2)%		(5,575,273)
NET ASSETS: 100.0%		$89,253,048

USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,406,871.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $29,342,732 which represents 32.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Auto - Cars / Light Trucks	11.2%	$10,031,728
Automobile / Truck Parts & Equipment	1.6	1,445,450
Batteries / Battery System	6.7	6,012,561
Diversified Manufacturing Operations	9.8	8,766,774
Electric - Generation	1.5	1,364,386
Electric - Integrated	1.3	1,193,685
Electronic Compo-Misc	0.9	792,159
Electronic Component - Semiconductors	18.9	16,829,079
Electronic Measure Instruments	2.3	2,030,699
Energy - Alternate Sources	25.1	22,416,970
Non - Hazardous Waste Disposal	3.5	3,135,954
Power Conversion / Supply Equipment	5.7	5,036,862
Semiconductor Component - Integrated Circuits	2.3	2,014,922
Semiconductor Equipment	2.0	1,773,339
Sugar	3.7	3,313,818
Water Treatment Systems	3.4	3,054,553
Money Market Fund	0.1	87,971
	100.0%	$89,300,910

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Austria	$—	$1,193,685	$—	$1,193,685
Brazil	3,313,818	—	—	3,313,818
Canada	1,445,450	—	—	1,445,450
China / Hong Kong	—	9,003,651	—	9,003,651
Denmark	—	6,626,005	—	6,626,005
Germany	—	447,405	—	447,405
Ireland	8,766,774	—	—	8,766,774
Italy	—	3,993,270	—	3,993,270
Japan	—	3,054,553	—	3,054,553
Philippines	—	1,364,386	—	1,364,386
Spain	—	3,659,777	—	3,659,777
United States	46,344,165	—	—	46,344,165
Money Market Funds	5,615,382	—	—	5,615,382
Total	$65,485,589	$29,342,732	$—	$94,828,321

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Australia: 5.0%
33,660,762	Newcrest Mining Ltd. #	$371,056,188
Canada: 63.3%
10,220,854	Agnico-Eagle Mines Ltd. (USD) ‡	270,546,005
7,509,427	Alamos Gold, Inc. (USD) ‡ †	116,621,401
8,788,060	Argonaut Gold, Inc. ‡ *	51,468,160
14,565,693	AuRico Gold, Inc. (USD) ‡	55,495,290
38,402,625	B2GOLD Corp. (USD) ‡ *	95,238,510
42,145,874	Barrick Gold Corp. (USD)	784,756,174
8,139,464	Detour Gold Corp. ‡ *	69,128,827
8,180,160	Dundee Precious Metals, Inc. ‡ *	45,361,331
42,168,418	Eldorado Gold Corp. (USD) ‡	282,950,085
6,889,428	First Majestic Silver Corp. (USD) ‡ *	81,708,616
7,815,488	Franco-Nevada Corp. (USD) ‡	353,728,987
34,190,890	Goldcorp, Inc. (USD)	889,305,049
22,207,375	IAMGOLD Corp. (USD) ‡	105,485,031
64,972,621	Kinross Gold Corp. (USD) ‡	328,111,736
17,781,935	McEwen Mining, Inc. (USD) ‡ * †	42,676,644
29,627,263	New Gold, Inc. (USD) ‡ *	177,171,033
25,772,794	Osisko Mining Corp. ‡ *	130,631,634
8,929,237	Pan American Silver Corp. (USD) ‡	94,203,450
15,139,807	Silver Wheaton Corp. (USD)	375,013,020
411,000	Tanzanian Royalty Exploration Corp. (USD) * †	1,039,830
35,682,585	Yamana Gold, Inc. (USD) †	371,098,884
		4,721,739,697
China / Hong Kong: 2.4%
1,562,286,000	G-Resources Group Ltd. ‡ * #	51,558,671
51,551,500	Zhaojin Mining Industry Co. Ltd. ‡ #	46,135,613
352,872,000	Zijin Mining Group Ltd. ‡ #	85,059,891
		182,754,175
Peru: 2.6%
16,255,178	Cia de Minas Buenaventura S.A. (ADR) ‡	190,348,134
South Africa: 8.7%
22,745,731	AngloGold Ashanti Ltd. (ADR) ‡	302,063,308
43,746,643	Gold Fields Ltd. (ADR) ‡	199,922,159
25,670,640	Harmony Gold Mining Co. Ltd. (ADR) ‡	86,766,763
10,816,735	Sibanye Gold Ltd. (ADR) ‡	56,355,189
		645,107,419
United Kingdom: 5.1%
64,953,395	Cenatamin Plc ‡ * #	46,678,261
4,704,483	Randgold Resources Ltd. (ADR) ‡	336,511,669
		383,189,930
United States: 12.9%
16,916,264	Alacer Gold Corp. (CAD) ‡	50,852,472
5,990,080	Coeur d’Alene Mines Corp. ‡ *	72,180,464
20,206,615	Hecla Mining Co. ‡ †	63,448,771
21,024,443	Newmont Mining Corp.	590,786,848
3,796,601	Royal Gold, Inc. ‡	184,742,605
		962,011,160
Total Common Stocks (Cost: $11,321,778,369)		7,456,206,703
MONEY MARKET FUND: 0.5% (Cost: $39,231,616)
39,231,616	Dreyfus Government Cash Management Fund	39,231,616
Total Investments Before Collateral for Securities Loaned: 100.5% (Cost: $11,361,009,985)		7,495,438,319

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.3%
Repurchase Agreements: 3.3%
$58,738,253	Repurchase agreement dated 09/30/13 with Citigroup Global Markets Inc., 0.120%, due 10/01/13, proceeds $58,738,416; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 06/01/14 to 09/15/49, valued at $59,913,018 including accrued interest)	58,738,253

58,738,253	Repurchase agreement dated 09/30/13 with HSBC Securities USA Inc., 0.120%, due 10/01/13, proceeds $58,738,351; (collateralized by various U.S. government and agency obligations, 0.00% to 9.375%, due 10/15/13 to 07/15/36, valued at $59,913,344 including accrued interest)	58,738,253

58,738,253	Repurchase agreement dated 09/30/13 with Merrill Lynch Pierce Fenner & Smith Inc., 0.040%, due 10/01/13, proceeds $58,738,384; (collateralized by various U.S. government and agency obligations, 1.359% to 7.00%, due 02/01/16 to 08/15/43, valued at $59,913,018 including accrued interest)	58,738,253

58,738,253	Repurchase agreement dated 09/30/13 with Mizuho Securities USA Inc., 0.040%, due 10/01/13, proceeds $58,738,465; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 01/02/14 to 09/01/45, valued at $59,913,020 including accrued interest)	58,738,253

12,365,941	Repurchase agreement dated 09/30/13 with UBS Securities LLC, 0.040%, due 10/01/13, proceeds $12,365,955; (collateralized by various U.S. government and agency obligations, 0.00% to 11.25%, due 10/15/13 to 02/15/43, valued at $12,613,281 including accrued interest)	12,365,941

Total Short-Term Investments Held as Collateral for Securities Loaned: 3.3% (Cost: $247,318,953)		247,318,953
Total Investments: 103.8% (Cost: $11,608,328,938)		7,742,757,272
Liabilities in excess of other assets: (3.8)%		(286,683,886)
NET ASSETS: 100.0%		$7,456,073,386

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $237,446,392.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $600,488,624 which represents 8.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Gold Mining	90.3%	$6,769,652,382
Precious Metals	1.0	72,180,464
Silver Mining	8.2	614,373,857
Money Market Fund	0.5	39,231,616
	100.0%	$7,495,438,319

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2013 is set forth below:

Affiliates	Value 12/31/12	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 09/30/13
Agnico-Eagle Mines Ltd.	$411,650,210	$408,140,100	$(338,733,561)	$(108,758,138)	$4,688,459	$270,546,005
Alacer Gold Corp.	—	54,838,565	(1,214,725)	(43,201)	—	50,852,472
Alamos Gold, Inc.	—	120,217,558	(197,272)	2,315	—	116,621,401
Allied Nevada Gold Corp.	186,117,228	83,246,987	(108,752,748)	(181,581,788)	—	—
AngloGold Ashanti Ltd.	489,771,215	371,984,658	(281,537,726)	(26,705,984)	1,339,472	302,063,308
Argonaut Gold, Inc.	—	53,163,750	(87,371)	169	—	51,468,160
AuRico Gold, Inc.	159,034,685	118,230,225	(145,151,239)	(70,356,772)	1,234,119	55,495,290
Aurizon Mines Ltd.	39,436,143	22,369,947	(20,721,498)	(13,845,354)	—	—
B2GOLD Corp.	—	201,042,559	(111,587,693)	2,424,037	—	95,238,510
Cenatamin Plc	—	48,266,937	(971,746)	(26,648)	—	46,678,261
Cia de Minas Buenaventura S.A.	434,068,065	384,180,460	(306,223,009)	(176,707,474)	3,792,609	190,348,134
Coeur d’Alene Mines Corp.	151,600,624	31,240,915	(29,079,414)	(97,810)	—	72,180,464
Detour Gold Corp.	—	79,167,611	(1,669,234)	(140,005)	—	69,128,827
Dundee Precious Metals, Inc.	—	48,917,106	(1,056,067)	(61,237)	—	45,361,331
Eldorado Gold Corp.	402,233,139	431,017,237	(351,894,389)	(117,806,691)	3,352,428	282,950,085
First Majestic Silver Corp.	161,500,618	155,814,571	(171,257,918)	(40,789,509)	—	81,708,616
Franco-Nevada Corp.	—	352,998,622	(591,850)	5,088	—	353,728,987
Gold Fields Ltd.	448,314,699	413,810,436	(360,399,358)	(182,382,987)	2,341,780	199,922,159
Golden Star Resources Ltd.	32,825,215	20,322,533	(28,132,599)	(42,573,140)	—	—
G-Resources Group Ltd.	—	55,501,763	(254,780)	(12,167)	—	51,558,671
Harmony Gold Mining Co. Ltd.	268,607,700	193,725,098	(205,409,939)	(147,099,911)	1,310,052	86,766,763
Hecla Mining Co.	114,640,502	106,093,872	(113,742,801)	(34,764,381)	342,497	63,448,771
IAMGOLD Corp.	297,417,891	214,475,313	(236,612,211)	(242,320,982)	2,950,748	105,485,031
Kinross Gold Corp.	464,296,708	387,399,058	(301,527,147)	(70,003,027)	3,143,170	328,111,736
McEwen Mining, Inc.	—	48,295,433	(1,018,051)	(85,466)	—	42,676,644
New Gold, Inc.	351,692,896	352,013,200	(361,009,286)	(93,433,385)	—	177,171,033
Osisko Mining Corp.	—	138,845,956	(3,029,765)	(155,949)	—	130,631,634
Pan American Silver Corp.	196,544,772	196,661,678	(211,879,560)	(111,751,538)	3,422,434	94,203,450
Randgold Resources Ltd.	418,218,360	428,431,842	(399,291,319)	(34,960,749)	1,977,762	336,511,669
Royal Gold, Inc.	360,645,301	357,326,295	(390,845,912)	(72,440,440)	2,734,085	184,742,605
Seabridge Gold, Inc.	55,148,618	56,961,236	(94,947,458)	(37,239,903)	—	—
Sibanye Gold Ltd.	—	132,161,767	(55,355,785)	(22,178,953)	—	56,355,189
Silver Standard Resources, Inc.	82,811,450	63,168,865	(100,980,182)	(79,429,302)	—	—
Tanzanian Royalty Exploration Corp. (a)	30,581,282	32,843,445	(51,621,851)	(18,372,911)	—	—
Vista Gold Corp.	15,063,924	10,109,337	(13,297,313)	(15,008,761)	—	—
Zhaojin Mining Industry Co. Ltd.	—	49,292,285	(222,782)	(14,282)	—	46,135,613
Zijin Mining Group Ltd.	—	92,091,825	(420,119)	(22,723)	—	85,059,891
	$5,572,221,245	$6,314,369,045	$(4,800,725,678)	$(1,938,739,959)	$32,629,615	$4,073,150,710

(a) As of September 30, 2013, the security was still held by the Fund and is no longer classified as an affiliate.

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$371,056,188	$—	$371,056,188
Canada	4,721,739,697	—	—	4,721,739,697
China / Hong Kong	—	182,754,175	—	182,754,175
Peru	190,348,134	—	—	190,348,134
South Africa	645,107,419	—	—	645,107,419
United Kingdom	336,511,669	46,678,261	—	383,189,930
United States	962,011,160	—	—	962,011,160
Money Market Funds	39,231,616	—	—	39,231,616
Repurchase Agreements	—	247,318,953	—	247,318,953
Total	$6,894,949,695	$847,807,577	$—	$7,742,757,272

* See Schedule of Investments for security type and geographic sector breakouts.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2013:

Common Stocks
South Africa
Balance as of December 31, 2012	$—
Realized gain (loss)	(49,179,757)
Change in unrealized appreciation (depreciation)	49,457,879
Purchases	—
Sales	(278,122)
Transfers in and/or out of level 3	—
Balance as of September 30, 2013	$—

See Notes to Schedules of Investments

JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Australia: 20.8%
49,311,876	Beadell Resources Ltd. ‡ * #	$42,840,010
34,247,791	Evolution Mining Ltd. #	27,280,976
369,325,863	Focus Minerals Ltd. * #	4,492,847
63,879,696	Indophil Resources NL ‡ *	10,154,216
33,912,189	Intrepid Mines Ltd. ‡ * #	8,419,464
9,889,427	Kingsgate Consolidated Ltd. ‡ #	15,866,857
10,165,753	Medusa Mining Ltd. ‡ * #	21,393,592
26,883,206	Northern Star Resources Ltd. ‡ #	21,448,257
23,264,238	OceanaGold Corp. (CAD) ‡ *	34,628,159
22,764,900	Papillon Resources Ltd. ‡ * #	23,654,370
29,012,216	Perseus Mining Ltd. (CAD) ‡ *	14,676,868
13,303,379	Red 5 Ltd. ‡ * † # §	3,150,787
24,815,718	Resolute Mining Ltd. #	15,108,587
43,860,014	Saracen Mineral Holdings Ltd. ‡ * #	9,541,686
30,443,887	Silver Lake Resources Ltd. ‡ * #	22,746,761
26,653,263	St. Barbara Ltd. ‡ * #	14,043,840
11,838,512	Troy Resources Ltd. ‡ * #	16,819,332
		306,266,609
Canada: 61.6%
3,223,125	Alexco Resource Corp. (USD) ‡ *	4,609,069
11,102,137	Argonaut Gold, Inc. ‡ *	65,020,785
6,335,670	Asanko Gold, Inc. ‡ *	14,854,524
6,456,069	Atac Resources Ltd. ‡ *	5,401,517
3,564,479	Aurcana Corp. ‡ *	6,935,459
19,977,648	Banro Corp. ‡ *	13,021,718
5,924,059	Bear Creek Mining Corp. ‡ *	13,370,772
15,593,294	Belo Sun Mining Corp. ‡ *	6,902,373
17,089,922	Brigus Gold Corp. (USD) ‡ *	10,253,953
19,476,487	China Gold International Resources Corp. Ltd. *	55,327,699
13,922,532	Colossus Minerals, Inc. ‡ *	10,835,709
8,225,657	Continental Gold Ltd. ‡ *	29,848,916
14,988,473	Crocodile Gold Corp. *	1,239,440
9,125,703	Dundee Precious Metals, Inc. ‡ *	50,604,638
7,903,945	Endeavour Silver Corp. (USD) ‡ *	33,986,964
6,585,508	Exeter Resource Corp. (USD) ‡ *	5,202,551
9,937,696	Fortuna Silver Mines, Inc. ‡ *	36,351,529
10,183,015	Great Panther Silver Ltd. (USD) ‡ *	8,859,223
9,994,730	Guyana Goldfields, Inc. ‡ *	21,974,988
4,002,547	Kirkland Lake Gold, Inc. ‡ * †	13,511,857
33,014,890	Lake Shore Gold Corp. ‡ *	13,008,104
3,050,199	MAG Silver Corp. ‡ *	18,041,843
20,842,167	McEwen Mining, Inc. (USD) ‡ *	50,021,201
11,991,686	Premier Gold Mines Ltd. ‡ *	24,499,018
6,220,912	Primero Mining Corp. ‡ *	33,952,054
14,005,567	Rio Alto Mining Ltd. ‡ *	28,068,361
46,431,814	Romarco Minerals, Inc. ‡ *	17,616,896
22,870,335	Rubicon Minerals Corp. ‡ *	29,146,939
9,550,875	Sabina Gold & Silver Corp. ‡ *	8,176,642
6,432,237	Sandstorm Gold Ltd. (USD) ‡ * †	34,605,435
3,610,064	Seabridge Gold, Inc. (USD) ‡ * †	37,761,269
16,721,681	Semafo, Inc. ‡	40,344,167
13,533,475	Silvercorp Metals, Inc. (USD) ‡ †	44,254,463
21,478,680	Sulliden Gold Corp. Ltd. ‡ *	20,477,776
7,997,462	Tanzanian Royalty Exploration Corp. (USD) ‡ * †	20,233,579
11,423,823	Timmins Gold Corp. ‡ *	19,337,924
48,061,858	Torex Gold Resources, Inc. ‡ *	62,187,247
		909,846,602
Cayman Islands: 1.3%
28,438,217	Endeavour Mining Corp. (CAD) ‡ *	18,813,102
China / Hong Kong: 3.6%
259,064,000	China Precious Metal Resources Holdings Co. Ltd. ‡ * #	36,760,988
53,796,000	China Silver Group Ltd. ‡ #	8,206,072
19,822,000	Lingbao Gold Co. Ltd. (Class H) ‡ #	4,401,383
19,288,900	Real Gold Mining Ltd. * † # §	4,390,394
		53,758,837
Singapore: 5.2%
61,989,000	LionGold Corp. Ltd. ‡ * #	77,136,449
South Africa: 0.4%
1,038,340	DRDGOLD Ltd. (ADR)	5,939,305
United Kingdom: 2.4%
6,185,301	Highland Gold Mining Ltd. #	7,210,026
7,014,548	Lydian International Ltd. (CAD) ‡ *	4,572,183
43,386,892	Patagonia Gold Plc ‡ * #	8,088,341
12,061,236	Petropavlovsk Plc ‡ #	15,024,917
		34,895,467
United States: 4.8%
5,947,296	Allied Nevada Gold Corp. ‡ * †	24,859,697
2,491,024	Gold Resource Corp. †	16,515,489
20,532,753	Golden Star Resources Ltd. ‡ *	8,213,101
7,601,123	Midway Gold Corp. ‡ *	7,259,072
10,491,851	Paramount Gold and Silver Corp. ‡ * †	13,534,488
		70,381,847
Total Common Stocks (Cost: $2,659,095,044)		1,477,038,218
WARRANTS: 0.0% (Cost: $224,710)
United States: 0.0%
117,500	Coeur Mining, Inc. Warrants (CAD 30.00, expiring 04/16/17)	281,777
MONEY MARKET FUND: 0.1% (Cost: $1,702,830)
1,702,830	Dreyfus Government Cash Management Fund	1,702,830
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $2,661,022,584)		1,479,022,825

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.3%
Repurchase Agreements: 1.3%
$4,646,686	Repurchase agreement dated 09/30/13 with Citigroup Global Markets Inc., 0.10%, due 10/01/13, proceeds $4,646,699; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 06/01/14 to 09/15/49, valued at $4,739,620 including accrued interest)	4,646,686

4,646,686	Repurchase agreement dated 09/30/13 with HSBC Securities USA Inc., 0.06%, due 10/01/13, proceeds $4,646,694; (collateralized by various U.S. government and agency obligations, 0.00% to 9.375%, due 10/15/13 to 07/15/36, valued at $4,739,646 including accrued interest)	4,646,686

4,646,686	Repurchase agreement dated 09/30/13 with Merrill Lynch Pierce Fenner & Smith Inc., 0.08%, due 10/01/13, proceeds $4,646,696; (collateralized by various U.S. government and agency obligations, 1.359% to 7.00%, due 02/01/16 to 08/15/43, valued at $4,739,620 including accrued interest)	4,646,686

4,646,686	Repurchase agreement dated 09/30/13 with Mizuho Securities USA Inc., 0.13%, due 10/01/13, proceeds $4,646,703; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 01/02/14 to 09/01/45, valued at $4,739,620 including accrued interest)	4,646,686

978,212	Repurchase agreement dated 09/30/13 with UBS Securities LLC, 0.04%, due 10/01/13, proceeds $978,213; (collateralized by various U.S. government and agency obligations, 0.00% to 11.25%, due 10/15/13 to 02/15/43, valued at $997,778 including accrued interest)	978,212

Total Short-Term Investments Held as Collateral for Securities Loaned: 1.3% (Cost: $19,564,956)		19,564,956
Total Investments: 101.5% (Cost: $2,680,587,540)		1,498,587,781
Liabilities in excess of other assets: (1.5)%		(22,801,377)
NET ASSETS: 100.0%		$1,475,786,404

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $18,567,459.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $408,025,936 which represents 27.6% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $7,541,181 which represents 0.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Diversified Minerals	2.5%	$37,235,280
Gold Mining	79.3	1,172,763,373
Precious Metals	6.6	97,315,017
Silver Mining	11.5	170,006,325
Money Market Fund	0.1	1,702,830
	100.0%	$1,479,022,825

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2013 is set forth below:

Affiliates	Value 12/31/12	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 09/30/13
Alexco Resource Corp.	$12,428,755	$3,681,897	$(2,358,341)	$(7,478,882)	$—	$4,609,069
Allied Nevada Gold Corp.	—	27,993,432	(335,995)	(12,026)	—	24,859,697
Argonaut Gold, Inc.	79,764,420	48,727,026	(21,095,416)	(5,265,546)	—	65,020,785
Asanko Gold, Inc.	—	6,502,287	(2,891,591)	(3,647,223)	—	14,854,524
Atac Resources Ltd.	9,687,526	3,513,440	(1,635,501)	(5,322,562)	—	5,401,517
Aurcana Corp.	30,280,406	7,748,076	(4,524,613)	(10,913,300)	—	6,935,459
Aurizon Mines Ltd.	38,231,544	5,568,514	(5,574,979)	(11,450,077)	—	—
Avocet Mining Plc	14,546,085	1,103,823	(3,959,050)	(30,619,476)	—	—
B2Gold Corp.	91,976,191	11,830,737	(145,434,080)	(13,345,647)	—	—
Banro Corp.	39,687,333	11,778,577	(3,340,655)	(2,091,069)	—	13,021,718
Beadell Resources Ltd.	49,076,709	17,388,924	(17,042,903)	(1,609,789)	—	42,840,010
Bear Creek Mining Corp.	17,878,405	5,817,754	(3,059,891)	(3,951,661)	—	13,370,772
Belo Sun Mining Corp.	—	10,869,066	(538,653)	(142,800)	—	6,902,373
Brigus Gold Corp.	14,646,964	5,009,740	(2,969,070)	(3,895,128)	—	10,253,953
CGA Mining Ltd.	59,670,986	2,764,105	—	—	—	—
China Precious Metal Resources Holdings Co. Ltd.	37,936,189	17,100,077	(6,385,221)	(160,621)	—	36,760,988
China Silver Group Ltd.	—	11,007,426	(1,561,727)	(389,838)	43,635	8,206,072
Colossus Minerals, Inc.	33,597,594	11,280,777	(2,526,459)	(626,172)	—	10,835,709
Continental Gold Ltd.	60,423,724	19,124,598	(8,146,268)	(5,186,993)	—	29,848,916
Dundee Precious Metals, Inc.	58,503,848	23,319,913	(7,762,851)	(975,924)	—	50,604,638
Endeavour Mining Corp.	59,877,560	15,015,035	(8,873,670)	(19,364,782)	—	18,813,102
Endeavour Silver Corp.	54,742,903	16,555,090	(8,535,633)	(6,888,735)	—	33,986,964
Exeter Resource Corp.	7,072,007	2,675,420	(1,409,170)	(4,347,033)	—	5,202,551
Fortuna Silver Mines, Inc.	36,764,394	14,955,103	(8,793,794)	(3,091,661)	—	36,351,529
Golden Star Resources Ltd.	33,559,024	8,738,143	(3,767,915)	(8,103,535)	—	8,213,101
Gran Colombia Gold Corp.	7,760,273	1,448,172	(2,509,798)	(13,862,123)	—	—
Great Basin Gold Ltd.	—	—	(468,724)	(61,121,219)	—	—
Great Panther Silver Ltd.	14,552,294	4,826,769	(2,750,016)	(4,924,721)	—	8,859,223
Gryphon Minerals Ltd.	15,058,140	2,673,873	(4,964,934)	(36,165,790)	—	—
Guyana Goldfields, Inc.	15,304,876	14,923,059	(2,510,866)	(1,230,562)	—	21,974,988
Indophil Resources NL	11,939,448	6,717,433	(2,280,259)	(297,109)	—	10,154,216
International Tower Hill Mines Ltd.	13,017,214	2,750,649	(4,267,630)	(33,077,046)	—	—
Intrepid Mines Ltd.	8,085,604	4,127,379	(4,331,471)	(13,924,245)	—	8,419,464
Keegan Resources, Inc.	20,625,871	1,515,961	(454,418)	28,854	—	—
Kingsgate Consolidated Ltd.	48,308,759	13,222,051	(9,427,471)	(24,570,319)	474,914	15,866,857
Kirkland Lake Gold, Inc.	24,038,324	8,015,293	(7,135,958)	(13,430,244)	—	13,511,857
Lake Shore Gold Corp.	20,932,572	6,650,597	(2,489,038)	(9,472,713)	—	13,008,104
Lingbao Gold Co. Ltd. (Class H)	8,784,292	2,688,011	(2,206,751)	(2,915,755)	252,690	4,401,383
LionGold Corp. Ltd.	46,125,265	21,862,630	(11,184,573)	458,391	—	77,136,449
Lydian International Ltd.	14,751,997	4,686,937	(3,622,859)	(2,947,386)	—	4,572,183
MAG Silver Corp.	34,399,931	11,718,931	(10,537,296)	(5,371,705)	—	18,041,843
McEwen Mining, Inc.	48,581,497	25,565,018	(5,602,064)	(324,204)	—	50,021,201
Medusa Mining Ltd.	71,165,011	18,335,151	(17,958,285)	(27,980,471)	—	21,393,592
Midway Gold Corp.	9,382,920	3,384,281	(2,011,018)	(1,539,953)	—	7,259,072
Nevsun Resources Ltd.	59,770,870	5,723,228	(57,015,872)	(17,336,463)	—	—
Northern Star Resources Ltd.	35,266,342	10,315,282	(8,851,170)	(3,087,100)	974,921	21,448,257
OceanaGold Corp.	51,449,507	25,850,712	(9,293,832)	(5,907,557)	—	34,628,159
Orezone Gold Corp.	8,941,346	2,685,700	(2,743,657)	(16,011,487)	—	—
Orko Silver Corp.	21,103,158	4,755,658	(1,050,005)	(3,107,394)	—	—
Papillon Resources Ltd.	—	18,707,372	(1,121,180)	162,998	—	23,654,370
Paramount Gold and Silver Corp.	19,234,141	7,354,002	(2,972,557)	(1,940,803)	—	13,534,488
Patagonia Gold Plc	13,622,789	3,625,818	(1,673,237)	(2,383,402)	—	8,088,341
Perseus Mining Ltd.	70,523,783	17,808,831	(12,156,256)	(30,081,206)	—	14,676,868
Petropavlovsk Plc	—	24,601,025	(1,447,161)	(328,285)	334,750	15,024,917
Premier Gold Mines Ltd.	43,342,102	12,110,067	(5,634,915)	(5,707,799)	—	24,499,018
Primero Mining Corp.	23,868,323	18,982,709	(4,666,626)	1,725,625	—	33,952,054
Rainy River Resources Ltd.	34,734,445	7,757,637	(5,885,605)	(26,694,765)	—	—
Ramelius Resources Ltd.	10,492,642	1,873,703	(3,673,924)	(22,305,824)	—	—
Red 5 Ltd.	12,007,518	3,181,103	(832,827)	(249,355)	—	3,150,787
Richmont Mines, Inc.	7,961,655	2,545,042	(5,254,875)	(19,620,471)	—	—
Rio Alto Mining Ltd.	57,246,264	18,081,079	(6,629,241)	(294,246)	—	28,068,361
Romarco Minerals, Inc.	31,854,267	11,942,100	(5,335,377)	(9,928,675)	—	17,616,896
Rubicon Minerals Corp.	49,769,459	16,636,537	(7,902,545)	(6,270,923)	—	29,146,939
Sabina Gold & Silver Corp.	24,621,358	6,852,325	(4,057,969)	(8,415,974)	—	8,176,642
San Gold Corp.	18,351,931	2,261,758	(3,054,163)	(52,549,698)	—	—
Sandstorm Gold Ltd.	65,398,793	21,179,722	(11,997,114)	(4,527,661)	—	34,605,435
Saracen Mineral Holdings Ltd.	15,263,734	4,454,184	(2,411,189)	(2,803,185)	—	9,541,686
Scorpio Mining Corp.	14,419,405	3,918,752	(6,762,073)	(18,951,414)	—	—
Seabridge Gold, Inc.	51,818,562	18,923,400	(7,263,437)	(1,560,136)	—	37,761,269
Semafo, Inc.	—	38,682,364	(493,244)	12,359	—	40,344,167
Silver Lake Resources Ltd.	1,972,361	21,248,681	(3,090,924)	588,692	—	22,746,761
Silvercorp Metals, Inc.	60,317,742	18,513,174	(9,575,622)	(11,735,130)	812,717	44,254,463
St. Barbara Ltd.	52,921,817	14,024,478	(13,736,515)	(29,632,747)	—	14,043,840
Sulliden Gold Corp. Ltd.	15,518,291	7,514,845	(2,682,724)	(498,937)	—	20,477,776
Tanzanian Royalty Exploration Corp.	29,053,936	10,501,685	(4,293,461)	(1,136,383)	—	20,233,579
Timmins Gold Corp.	29,029,741	10,678,835	(5,739,943)	(104,574)	—	19,337,924
Torex Gold Resources, Inc.	94,940,358	30,924,334	(17,553,510)	(6,678,148)	—	62,187,247
Troy Resources Ltd.	—	21,899,599	(679,023)	(54,502)	—	16,819,332
Vista Gold Corp.	12,482,651	4,038,749	(5,327,044)	(15,796,575)	—	—
	$2,310,466,146	$915,335,665	$(612,095,692)	$(724,759,945)	$2,893,627	$1,339,533,455

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$59,459,243	$243,656,579	$3,150,787	$306,266,609
Canada	909,846,602	—	—	909,846,602
Cayman Islands	18,813,102	—	—	18,813,102
China / Hong Kong	—	49,368,443	4,390,394	53,758,837
Singapore	—	77,136,449	—	77,136,449
South Africa	5,939,305	—	—	5,939,305
United Kingdom	4,572,183	30,323,284	—	34,895,467
United States	70,381,847	—	—	70,381,847
Warrants	281,777	—	—	281,777
Money Market Funds	1,702,830	—	—	1,702,830
Repurchase Agreements	—	19,564,596	—	19,564,956
Total	$1,070,996,889	$420,049,711	$7,541,181	$1,498,587,781

* See Schedule of Investments for security type and geographic sector breakouts.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2013:

	Common Stocks
	Australia	China/Hong Kong	South Africa
Balance as of December 31, 2012	$—	$5,795,817	$—
Realized gain (loss)	(249,355)	—	(61,121,219)
Change in unrealized appreciation (depreciation)	(10,955,652)	(1,405,423)	61,589,943
Purchases	3,181,103	—	—
Sales	(832,827)	—	(468,724)
Transfers in and/or out of level 3	12,007,518	—	—
Balance as of September 30, 2013	$3,150,787	$4,390,394	$—

Transfers from Level 2 to Level 3 resulted primarily from limited and suspended trading activity.

See Notes to Schedules of Investments

OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Bermuda: 5.5%
1,064,295	Nabors Industries Ltd. (USD)	$17,092,578
1,488,287	Seadrill Ltd. (USD)	67,091,978
		84,184,556
Luxembourg: 3.9%
1,268,703	Tenaris S.A. (ADR)	59,349,926
Netherlands: 2.8%
251,561	Core Laboratories N.V. (USD)	42,566,637
Switzerland: 11.8%
1,140,548	Noble Corp. (USD)	43,078,498
1,635,149	Transocean, Inc. (USD)	72,764,131
4,233,709	Weatherford International Ltd. (USD) *	64,902,759
		180,745,388
United Kingdom: 3.9%
1,127,605	ENSCO Plc CL A (USD)	60,608,769
United States: 72.1%
1,548,839	Baker Hughes, Inc.	76,047,995
1,168,019	Cameron International Corp. *	68,177,269
108,106	CARBO Ceramics, Inc.	10,714,386
383,285	Diamond Offshore Drilling, Inc.	23,886,321
420,369	Dresser-Rand Group, Inc. *	26,231,026
1,260,310	FMC Technologies, Inc. *	69,846,380
3,582,065	Halliburton Co.	172,476,430
587,466	Helmerich & Payne, Inc.	40,505,781
1,303,810	McDermott International, Inc. *	9,687,308
1,675,304	National Oilwell Varco, Inc.	130,857,995
596,408	Oceaneering International, Inc.	48,452,186
304,065	Oil States International, Inc. *	31,458,565
812,361	Patterson-UTI Energy, Inc.	17,368,278
684,684	Rowan Companies Plc *	25,141,596
3,561,943	Schlumberger Ltd.	314,733,283
879,519	Superior Energy Services, Inc. *	22,023,156
273,056	Tidewater, Inc.	16,189,490
		1,103,797,445
Total Common Stocks (Cost: $1,528,558,508)		1,531,252,721
MONEY MARKET FUND: 0.0% (Cost: $49,764)
49,764	Dreyfus Government Cash Management Fund	49,764
Total Investments: 100.0% (Cost: $1,528,608,272)		1,531,302,485
Liabilities in excess of other assets: (0.0)%		(271,407)
NET ASSETS: 100.0%		$1,531,031,078

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing

Summary of Investments by Sector (unaudited)	% of Investments	Value
Engineering / R&D Services	0.6%	$9,687,308
Oil - Field Services	51.2	783,375,397
Oil & Gas Drilling	24.0	367,537,930
Oil Field Machine & Equipment	19.3	295,112,670
Steel Pipe & Tube	3.9	59,349,926
Transport - Marine	1.0	16,189,490
Money Market Fund	0.0	49,764
	100.0%	$1,531,302,485

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$1,531,252,721	$—	$—	$1,531,252,721
Money Market Fund	49,764	—	—	49,764
Total	$1,531,302,485	$—	$—	$1,531,302,485

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

RARE EARTH/STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 95.7%
Australia: 14.5%
8,834,127	Alkane Resources Ltd. * #	$3,316,670
910,753	Iluka Resources Ltd. #	9,789,622
14,272,033	Lynas Corp. Ltd. * † #	5,346,111
		18,452,403
Canada: 9.8%
2,102,870	5N Plus, Inc. *	5,175,855
3,515,298	Avalon Rare Metals, Inc. *	3,317,287
1,522,324	Rare Element Resources Ltd. (USD) *	4,064,605
		12,557,747
Chile: 6.5%
518,241	Molibdenos y Metales S.A.	8,237,079
China / Hong Kong: 17.0%
14,000,000	China Molybdenum Co. Ltd. (Class H) #	5,457,318
34,504,000	China Rare Earth Holdings Ltd. * #	5,569,038
18,106,000	Hunan Non-Ferrous Metal Corp. Ltd. * #	5,657,246
112,420,000	North Mining Shares Co. Ltd. *	5,073,661
		21,757,263
France: 6.5%
82,342	Eramet S.A. #	8,317,222
Ireland: 5.1%
14,073,666	Kenmare Resources Plc (GBP) *	6,495,401
Japan: 9.3%
272,000	OSAKA Titanium Technologies Co. #	5,862,714
717,000	Toho Titanium Co. Ltd. #	5,987,802
		11,850,516
Mexico: 1.2%
2,175,723	Cia Minera Autlan S.A.B de C.V. *	1,599,924
South Africa: 8.1%
237,934	Assore Ltd. #	10,297,241
United States: 17.7%
1,891,363	General Moly, Inc. *	3,120,749
1,005,251	Molycorp, Inc. *	6,594,447
234,045	RTI International Metals, Inc. *	7,498,802
1,490,881	Thompson Creek Metals Co. Inc. *	5,352,263
		22,566,261
Total Common Stocks (Cost: $202,731,218)		122,131,057
PREFERRED STOCKS: 4.3%
Brazil: 4.3% (Cost: $5,299,384)
857,500	Cia de Ferro Ligas da Bahia	5,462,299
WARRANTS: 0.0% (Cost: $33,987)
Australia: 0.0%
2,153,823	Galaxy Resources Ltd. Warrants (AUD 0.08, expiring 12/31/14)	20,139
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $208,064,589)		127,613,495

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.0%
Repurchase Agreement: 0.0% (Cost: $2,496)
$2,496	Repurchase agreement dated 09/30/13 with Barclays Capital, 0.00%, due 10/01/13, proceeds $2,496 (collateralized by various U.S. government and agency obligations, 0.00% to 4.25%, due 10/15/13 to 11/15/41, valued at $2,546 including accrued interest)	2,496
Total Investments: 100.0% (Cost: $208,067,085)		127,615,991
Liabilities in excess of other assets: (0.0)%		(28,996)
NET ASSETS: 100.0%		$127,586,995

AUD	Australian Dollar
GBP	British Pound
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,325.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $65,600,984 which represents 51.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Diversified Minerals	24.8%	$31,608,767
Metal - Diversified	25.3	32,310,345
Metal - Iron	5.5	7,062,223
Metal Processors & Fabricators	5.9	7,498,802
Mining	6.5	8,317,222
Non - Ferrous Metals	32.0	40,816,136
	100.0%	$127,613,495

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$18,452,403	$—	$18,452,403
Canada	12,557,747	—	—	12,557,747
Chile	8,237,079	—	—	8,237,079
China / Hong Kong	5,073,661	16,683,602	—	21,757,263
France	—	8,317,222	—	8,317,222
Ireland	6,495,401	—	—	6,495,401
Japan	—	11,850,516	—	11,850,516
Mexico	1,599,924	—	—	1,599,924
South Africa	—	10,297,241	—	10,297,241
United States	22,566,261	—	—	22,566,261
Preferred Stocks*	5,462,299	—	—	5,462,299
Warrants	20,139	—	—	20,139
Repurchase Agreements	—	2,496	—	2,496
Total	$62,012,511	$65,603,480	$—	$127,615,991

* See Schedule of Investments for security type and geographic sector breakouts.

During the period ended September 30, 2013, transfers of securities from Level 1 to Level 2 were $10,534,616 and transfers of securities from Level 2 to Level 1 were $13,596,557. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Schedules of Investments

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Australia: 4.2%
52,285	Alumina Ltd. * #	$50,078
67,868	BHP Billiton Ltd. #	2,263,356
11,500	BlueScope Steel Ltd. * #	50,363
35,980	Fortescue Metals Group Ltd. #	160,618
21,939	GrainCorp. Ltd. #	253,717
8,850	Iluka Resources Ltd. #	95,128
31,777	Newcrest Mining Ltd. #	350,291
14,592	Oil Search Ltd. #	117,495
14,451	Origin Energy Ltd. #	190,728
10,487	PanAust Ltd. #	20,804
12,738	Santos Ltd. #	179,915
8,242	Woodside Petroleum Ltd. #	295,608
2,892	WorleyParsons Ltd. #	65,898
		4,093,999
Austria: 0.3%
242	Mayr-Melnhof Karton A.G.	26,141
1,902	OMV A.G. #	93,975
3,633	Verbund - Oesterreichische Elektrizis A.G. #	82,254
2,298	Voestalpine A.G. #	109,924
		312,294
Bermuda: 0.1%
3,430	Nabors Industries Ltd. (USD)	55,086
Brazil: 1.4%
18,810	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	187,348
3,250	Cia de Saneamento de Minas Gerais-COPA S.A.	51,099
16,033	Cia Siderurgica Nacional S.A. (ADR)	68,461
6,500	Fibria Celulose S.A. *	74,372
18,904	Gerdau S.A. (ADR)	141,024
19,662	Petroleo Brasileiro S.A. (ADR)	304,564
4,700	SLC Agricola S.A.	46,408
27,549	Vale S.A. (ADR)	430,040
		1,303,316
Canada: 11.7%
7,215	Agnico-Eagle Mines Ltd. (USD)	190,981
14,130	Agrium, Inc. (USD)	1,187,344
5,301	Alamos Gold, Inc.	82,514
4,115	ARC Resources Ltd.	105,167
10,287	AuRico Gold, Inc. (USD)	39,193
25,360	B2Gold Corp. *	63,406
41,677	Barrick Gold Corp. (USD)	776,026
8,363	Cameco Corp. (USD)	151,119
14,362	Canadian Natural Resources Ltd. (USD)	451,541
2,433	Canfor Corp. *	55,056
6,593	Centerra Gold, Inc.	30,916
10,065	China Gold International Resources Corp. Ltd. *	28,592
5,746	Detour Gold Corp. *	48,801
965	Domtar Corp. (USD)	76,640
29,766	Eldorado Gold Corp. (USD)	199,730
10,907	Enbridge, Inc. (USD)	455,258
9,747	EnCana Corp. (USD)	168,915
4,867	First Majestic Silver Corp. *	57,766
12,495	First Quantum Minerals Ltd.	233,149
33,806	Goldcorp, Inc. (USD)	879,294
3,896	Husky Energy, Inc.	112,267
15,676	IAMGOLD Corp.	75,032
3,359	Imperial Oil Ltd. (USD)	147,662
47,561	Kinross Gold Corp. (USD)	240,183
10,749	Lundin Mining Corp. *	47,371
10,563	New Gold, Inc. *	63,096
18,195	Osisko Mining Corp. *	92,223
6,306	Pan American Silver Corp. (USD)	66,528
83,329	Potash Corp. of Saskatchewan, Inc. (USD)	2,606,531
14,769	Silver Wheaton Corp. (USD)	365,828
19,827	Suncor Energy, Inc. (USD)	709,410
13,666	Talisman Energy, Inc. (USD)	157,159
9,871	Teck Cominco Ltd. (USD)	264,938
1,967	Tourmaline Oil Corp. *	80,085
3,518	TransAlta Corp.	45,793
9,339	TransCanada Corp. (USD)	410,356
16,332	Turquoise Hill Resources Ltd. *	72,294
1,005	West Fraser Timber Co. Ltd.	90,625
31,342	Yamana Gold, Inc. (USD)	325,957
		11,254,746
Chile: 0.3%
163,864	Aguas Andinas S.A.	113,231
1,667	Cap S.A.	36,872
40,848	Empresas CMPC S.A.	124,437
24,505	Inversiones Aguas Metropolitanas S.A.	46,597
		321,137
China / Hong Kong: 1.9%
3,336	Aluminum Corp of China Ltd. (ADR) *	30,725
510,868	Chaoda Modern Agriculture Holdings Ltd. * #	44,063
196,014	China Agri-Industries Holdings Ltd. #	92,633
20,000	China Hongqiao Group Ltd. #	11,840
263,400	China Modern Dairy Holdings Ltd. * #	103,015
20,000	China Oilfield Services Ltd. (Class H) #	50,198
340,427	China Petroleum & Chemical Corp. #	266,877
44,891	China Shenhua Energy Co. Ltd. #	137,031
214,479	CNOOC Ltd. #	434,550
30,200	Fosun International Ltd. #	23,836
41,900	Huaneng Power International, Inc. #	41,955
15,200	Inner Mongolia Yitai Coal Co. (USD) #	30,486
31,500	Jiangxi Copper Co. Ltd. (Class H) #	62,222
43,500	Kunlun Energy Co. Ltd. #	60,927
50,700	Lee & Man Paper Manufacturing Ltd. #	29,716
52,557	Nine Dragons Paper Holdings Ltd. #	37,148
280,740	PetroChina Co. Ltd. (Class H) #	309,371
34,100	Zhaojin Mining Industry Co. Ltd. #	30,518
237,861	Zijin Mining Group Ltd. #	57,336
		1,854,447
Colombia: 0.1%
4,265	Pacific Rubiales Energy Corp. (CAD)	84,395
Denmark: 0.3%
11,211	Vestas Wind Systems A/S * #	282,560
Finland: 0.1%
16,829	Stora Enso Oyj (R Shares) #	142,791
France: 2.8%
208	Eramet S.A. #	21,010
15,959	Suez Environnement Co. #	259,191
1,417	Technip S.A. #	166,458
31,251	Total S.A. #	1,812,469
25,376	Veolia Environnement S.A. #	434,074
		2,693,202
Germany: 0.4%
713	Aurubis A.G. #	43,261
1,245	BayWa A.G. #	62,375
190	KWS Saat A.G. #	66,103
813	Salzgitter A.G. #	33,791
8,160	ThyssenKrupp A.G. * #	195,531
		401,061
Hungary: 0.1%
690	MOL Hungarian Oil & Gas NyRt #	49,976
India: 0.3%
10,448	Reliance Industries Ltd. (GDR) * # Reg S 144A	273,974
Indonesia: 0.1%
30,244	Astra Agro Lestari Tbk PT #	50,919
43,954	International Nickel Indonesia Tbk PT #	8,553
269,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	29,502
334,500	Salim Ivomas Pratama Tbk PT #	21,666
		110,640
Ireland: 0.2%
6,733	Smurfit Kappa Group Plc #	152,083
Italy: 0.9%
35,523	ENI S.p.A. #	817,092
3,322	Saipem S.p.A. #	72,202
		889,294
Japan: 3.1%
10,000	Calbee, Inc. #	290,697
8,000	Daido Steel Co. #	47,183
6,100	Dowa Holdings Co. Ltd. #	61,868
4,117	Hitachi Metals Ltd. #	50,825
14,400	Inpex Holdings, Inc. #	170,483
12,264	JFE Holdings, Inc. #	320,315
33,000	JX Holdings, Inc. #	171,798
59,535	Kobe Steel Ltd. * #	111,167
6,265	Kurita Water Industries Ltd. #	133,354
27,729	Mitsubishi Materials Corp. #	115,097
3,400	Nippon Paper Industries #	54,013
200,900	Nippon Steel Corp. #	685,458
26,614	Nippon Suisan Kaisha Ltd. * #	57,404
23,650	Nisshin Seifun Group, Inc. #	239,465
29,176	OJI Paper Co. Ltd. #	137,418
7,370	Rengo Co. Ltd. #	40,774
4,883	Sumitomo Forestry Co. Ltd. #	53,188
11,923	Sumitomo Metal Mining Ltd. #	169,722
3,400	TonenGeneral Sekiyu K.K. #	31,504
		2,941,733
Luxembourg: 0.5%
5,999	Adecoagro S.A. (USD) *	44,453
20,427	ArcelorMittal #	280,233
3,119	Tenaris S.A. (ADR)	145,907
1,018	Ternium S.A. (ADR)	24,452
		495,045
Malaysia: 0.8%
18,251	Genting Plantation Bhd #	52,652
277,794	IOI Corp. Bhd #	457,328
39,978	Kuala Lumpur Kepong Bhd #	277,232
3,000	Petronas Dagangan Bhd #	26,671
		813,883
Mexico: 0.4%
20,750	Gruma, S.A.B. de C.V. *	115,070
52,664	Grupo Mexico, S.A.B. de C.V.	156,787
5,127	Industrias Penoles, S.A. de C.V.	149,755
		421,612
Netherlands: 1.8%
606	Core Laboratories N.V. (USD)	102,541
6,751	Nutreco N.V. #	352,720
1,855	Royal Dutch Shell Plc (GBP) #	61,170
33,899	Royal Dutch Shell Plc (GBP) #	1,169,972
		1,686,403
Norway: 1.8%
3,645	Cermaq ASA	63,636
277,427	Marine Harvest ASA #	296,222
19,252	Norsk Hydro ASA #	79,835
1,866	Renewable Energy Corp ASA * #	7,943
108,246	Renewable Energy Corp. A.S. * #	47,050
4,711	SeaDrill Ltd. #	211,551
13,899	Statoil ASA #	315,638
17,133	Yara International ASA #	707,330
		1,729,205
Peru: 0.1%
7,688	Cia de Minas Buenaventura S.A. (ADR)	90,026
65,647	Volcan Cia Minera S.A.A.	29,510
		119,536
Philippines: 0.0%
44,200	Manila Water Co. Inc. #	28,706
Poland: 0.3%
1,117	Jastrzebska Spolka Weglowa S.A. #	26,184
2,876	KGHM Polska Miedz S.A. #	113,546
4,068	Polski Koncern Naftowy Orlen S.A. #	57,568
21,821	Polskie Gornictwo Naftowe I Gazownictwo S.A. #	42,803
		240,101
Portugal: 0.1%
2,848	Galp Energia, SGPS, S.A. #	47,410
4,082	Portucel-Empresa Productora de Pasta e Papel S.A. #	14,841
		62,251
Russia: 2.1%
12,048	JSC MMC Norilsk Nickel (ADR) #	173,606
6,853	Lukoil (ADR) #	433,597
2,545	Magnitogorsk Iron & Steel Works (GDR) # Reg S	8,098
3,081	Mechel OAO (ADR) *	9,890
1,043	Novatek OAO (GDR) # Reg S	137,672
1,774	Novolipetsk Steel (GDR) # Reg S	28,761
78,176	OAO Gazprom (ADR) #	687,408
7,842	PhosAgro OAO (GDR) # Reg S	79,344
8,356	Polymetal International (GBP) #	88,411
13,999	Rosneft Oil Co. (GDR) #	113,190
3,720	Severstal OAO (GDR) # Reg S	31,967
12,741	Surgutneftegas OJSC (ADR) #	109,198
3,214	Tatneft (ADR) #	125,560
		2,026,702
Singapore: 1.1%
641,519	Golden Agri-Resources Ltd. #	266,002
128,181	Olam International Ltd. #	156,578
240,264	Wilmar International Ltd. #	607,252
		1,029,832
South Africa: 1.4%
2,052	African Rainbow Minerals Ltd. #	40,190
2,245	Anglo Platinum Ltd. * #	97,233
15,896	AngloGold Ashanti Ltd. (ADR)	211,099
738	Assore Ltd. #	31,939
1,797	Exxaro Resources Ltd. #	29,345
30,880	Gold Fields Ltd. (ADR)	141,122
15,263	Harmony Gold Mining Co. Ltd. (ADR)	51,589
22,634	Impala Platinum Holdings Ltd. #	278,820
1,226	Kumba Iron Ore Ltd. #	56,499
10,830	Northern Platinum Ltd. * #	45,668
13,561	Sappi Ltd. * #	34,038
6,771	Sasol Ltd. #	322,443
		1,339,985
South Korea: 1.2%
690	Hyundai Hysco #	29,557
1,275	Hyundai Steel Co. #	98,099
310	Korea Zinc Co. Ltd. #	93,775
1,872	POSCO #	554,547
723	SK Energy Co. Ltd. #	98,259
426	SK Holdings Co. Ltd. #	76,906
551	S-Oil Corp. #	39,943
3,112	Woongjin Coway Co. Ltd. #	172,565
23	Young Poong Corp. #	32,002
		1,195,653
Spain: 0.4%
2,393	Acerinox S.A. #	27,455
11,218	Gamesa Corp. Tecnologica S.A. * #	97,765
1,409	Pescanova S.A. * #	—
10,878	Repsol YPF S.A. #	269,865
		395,085
Sweden: 0.7%
5,784	Boliden AB #	86,647
1,506	Holmen AB (B Shares) #	48,478
3,191	Lundin Petroleum AB * #	68,747
18,242	Svenska Cellulosa AB (B Shares) #	459,943
		663,815
Switzerland: 5.1%
2,988	Ferrexpo Plc (GBP) #	8,568
146,097	Glencore Xstrata Plc (GBP) * #	795,787
3,347	Noble Corp. (USD)	126,416
8,951	Syngenta A.G. #	3,658,741
4,475	Transocean, Inc. (USD)	199,137
10,141	Weatherford International Ltd. (USD) *	155,462
		4,944,111
Taiwan: 0.3%
272,032	China Steel Corp. #	238,697
21,420	Formosa Petrochemical Corp. #	56,220
		294,917
Turkey: 0.1%
37,749	Eregli Demir ve Celik Fabrikalari T.A.S. #	47,736
1,621	Tupras-Turkiye Petrol Rafinerileri A.S. #	34,213
		81,949
United Kingdom: 7.8%
3,717	Acergy S.A. (NOK) #	77,281
10,341	African Minerals Ltd. * #	37,667
29,400	Anglo American Plc #	722,133
8,131	Antofagasta Plc #	107,720
44,872	BG Group Plc #	856,855
251,448	BP Plc #	1,763,406
68,630	Centrica Plc #	410,871
27,391	DS Smith Plc #	127,588
3,085	ENSCO Plc CL A (USD)	165,819
6,228	Evraz Plc * #	12,880
6,474	Hochschild Mining Plc #	18,975
4,652	Kazakhmys Plc #	20,000
17,716	Lonmin Plc * #	91,519
10,852	Mondi Plc #	183,168
19,970	Pennon Group Plc #	226,136
3,381	Petrofac Ltd. #	76,830
27,769	Polyus Gold International Ltd. #	86,078
3,825	Randgold Resources Ltd. (ADR)	273,602
25,961	Rio Tinto Plc #	1,267,625
13,116	Severn Trent Plc #	374,156
11,991	Tullow Oil Plc #	198,858
37,530	United Utilities Group Plc #	419,895
1,695	Vedanta Resources Plc #	29,664
		7,548,726
United States: 45.8%
8,702	AGCO Corp.	525,775
22,619	Alcoa, Inc.	183,666
2,283	Allegheny Technologies, Inc.	69,677
2,129	American States Water Co.	58,675
6,640	Anadarko Petroleum Corp.	617,454
1,685	Andersons, Inc.	117,781
5,334	Apache Corp.	454,137
9,712	Aqua America, Inc.	240,178
63,362	Archer-Daniels-Midland Co.	2,334,256
5,852	Baker Hughes, Inc.	287,333
14,153	Bunge Ltd.	1,074,354
5,557	Cabot Oil & Gas Corp.	207,387
2,627	California Water Service Group	53,381
3,251	Cameron International Corp. *	189,761
1,118	Carpenter Technology Corp.	64,967
5,506	CF Industries Holdings, Inc.	1,160,830
2,933	Cheniere Energy, Inc. *	100,133
6,692	Chesapeake Energy Corp.	173,189
25,520	Chevron Corp.	3,100,680
1,143	Cimarex Energy Co.	110,185
3,238	Cliffs Natural Resources, Inc.	66,379
4,228	Coeur d’Alene Mines Corp. *	50,947
1,383	Concho Resources, Inc. *	150,484
16,155	ConocoPhillips	1,122,934
3,023	Consol Energy, Inc.	101,724
564	Continental Resources, Inc. *	60,495
6,610	Cree, Inc. *	397,856
11,361	Darling International, Inc. *	240,399
36,800	Deere & Co.	2,995,152
4,926	Denbury Resources, Inc. *	90,688
5,041	Devon Energy Corp.	291,168
918	Diamond Offshore Drilling, Inc.	57,210
3,598	EOG Resources, Inc.	609,069
1,989	EQT Corp.	176,464
58,141	Exxon Mobil Corp.	5,002,452
3,816	First Solar, Inc. *	153,441
3,129	FMC Technologies, Inc. *	173,409
21,949	Freeport-McMoRan Copper & Gold, Inc.	726,073
4,635	Graphic Packaging Holding Co. *	39,676
11,169	Halliburton Co.	537,787
14,264	Hecla Mining Co.	44,789
1,407	Helmerich & Payne, Inc.	97,013
3,810	Hess Corp.	294,665
2,640	HollyFrontier Corp.	111,170
7,453	Ingredion, Inc.	493,165
13,178	International Paper Co.	590,374
2,153	Itron, Inc. *	92,213
1,404	Joy Global, Inc.	71,660
1,376	Kinder Morgan Management LLC *	103,145
8,894	Kinder Morgan, Inc.	316,360
1,236	Lindsay Corp.	100,882
4,146	Louisiana-Pacific Corp. *	72,928
9,374	Marathon Oil Corp.	326,965
5,246	MeadWestvaco Corp.	201,341
51,243	Monsanto Co.	5,348,232
32,744	Mosaic Co.	1,408,647
2,321	Murphy Oil Corp.	140,003
586	Murphy USA, Inc. *	23,669
5,647	National Oilwell Varco, Inc.	441,087
20,717	Newmont Mining Corp.	582,148
4,744	Noble Energy, Inc.	317,895
6,729	Nucor Corp.	329,856
10,643	Occidental Petroleum Corp.	995,546
1,429	Oceaneering International, Inc.	116,092
2,724	ONEOK, Inc.	145,244
975	Ormat Technologies, Inc.	26,101
2,905	Packaging Corp. of America	165,846
3,564	Peabody Energy Corp.	61,479
8,071	Phillips 66	466,665
5,727	Pilgrim’s Pride Corp. *	96,156
1,830	Pioneer Natural Resources Co.	345,504
2,368	QEP Resources, Inc.	65,570
2,158	Range Resources Corp.	163,771
1,628	Reliance Steel & Aluminum Co.	119,284
2,127	Rock-Tenn Co. (Class A)	215,401
1,376	Royal Gold, Inc.	66,956
17,478	Schlumberger Ltd.	1,544,356
928	Schweitzer-Mauduit International, Inc.	56,172
29	Seaboard Corp.	79,692
4,116	Southern Copper Corp.	112,120
4,643	Southwestern Energy Co. *	168,912
8,841	Spectra Energy Corp.	302,627
4,669	Steel Dynamics, Inc.	78,019
4,961	Stillwater Mining Co. *	54,621
2,202	Sunpower Corp. *	57,604
1,784	Tesoro Corp.	78,460
13,420	Tractor Supply Co.	901,421
26,745	Tyson Foods, Inc.	756,349
3,059	United States Steel Corp.	62,985
7,161	Valero Energy Corp.	244,548
17,257	Weyerhaeuser Co.	494,068
1,577	Whiting Petroleum Corp. *	94,383
9,024	Williams Companies, Inc.	328,113
1,118	Worthington Industries, Inc.	38,493
		44,178,371
Total Common Stocks (Cost: $103,240,204)		96,512,622
MONEY MARKET FUND: 0.5% (Cost: $465,674)
465,674	Dreyfus Government Cash Management Fund	465,674
Total Investments: 100.6% (Cost: $103,705,878)		96,978,296
Liabilities in excess of other assets: (0.6)%		(581,470)
NET ASSETS: 100.0%		$96,396,826

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
NOK	Norwegian Krone
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $37,002,432 which represents 38.4% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $273,974, or 0.3% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Agriculture	26.4%	$25,631,990
Alternative Energy Sources	1.1	1,099,079
Base/Industrial Metals	12.3	11,956,481
Basic Materials	4.5	4,361,841
Consumer, Non-cyclical	1.7	1,657,692
Energy	40.0	38,819,050
Forest Products	4.4	4,219,880
Industrial	0.2	223,915
Precious Metals	5.7	5,471,663
Technology	0.4	405,799
Utilities	0.6	564,283
Water	2.2	2,100,949
Money Market Fund	0.5	465,674
	100.0%	$96,978,296

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$4,093,999	$—	$4,093,999
Austria	26,141	286,153	—	312,294
Bermuda	55,086	—	—	55,086
Brazil	1,303,316	—	—	1,303,316
Canada	11,254,746	—	—	11,254,746
Chile	321,137	—	—	321,137
China / Hong Kong	30,725	1,823,722	—	1,854,447
Colombia	84,395	—	—	84,395
Denmark	—	282,560	—	282,560
Finland	—	142,791	—	142,791
France	—	2,693,202	—	2,693,202
Germany	—	401,061	—	401,061
Hungary	—	49,976	—	49,976
India	—	273,974	—	273,974
Indonesia	—	110,640	—	110,640
Ireland	—	152,083	—	152,083
Italy	—	889,294	—	889,294
Japan	—	2,941,733	—	2,941,733
Luxembourg	214,812	280,233	—	495,045
Malaysia	—	813,883	—	813,883
Mexico	421,612	—	—	421,612
Netherlands	102,541	1,583,862	—	1,686,403
Norway	63,636	1,665,569	—	1,729,205
Peru	119,536	—	—	119,536
Philippines	—	28,706	—	28,706
Poland	—	240,101	—	240,101
Portugal	—	62,251	—	62,251
Russia	9,890	2,016,812	—	2,026,702
Singapore	—	1,029,832	—	1,029,832
South Africa	403,810	936,175	—	1,339,985
South Korea	—	1,195,653	—	1,195,653
Spain	—	395,085	—	395,085
Sweden	—	663,815	—	663,815
Switzerland	481,015	4,463,096	—	4,944,111
Taiwan	—	294,917	—	294,917
Turkey	—	81,949	—	81,949
United Kingdom	439,421	7,109,305	—	7,548,726
United States	44,178,371	—	—	44,178,371
Money Market Fund	465,674	—	—	465,674
Total	$59,975,864	$37,002,432	$—	$96,978,296

* See Schedule of Investments for security type and geographic sector breakouts.

During the period ended September 30, 2013, transfers of securities from Level 1 to Level 2 were $148,171 and transfers from Level 2 to Level 1 were $136,186. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2013:

Common Stocks
Spain
Balance as of December 31, 2012	$—
Realized gain (loss)	230
Change in unrealized appreciation (depreciation)	(26,244)
Purchases	—
Sales	(1,328)
Transfers in and/or out of level 3	27,342
Balance as of September 30, 2013	$—

Transfers from Level 2 to Level 3 resulted primarily from limited trading activity.

See Notes to Schedules of Investments

SOLAR ENERGY ETF

SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.1%
Canada: 2.9%
32,787	Canadian Solar, Inc. (USD) *	$557,051
China / Hong Kong: 33.9%
448,000	China Singyes Solar Technologies Holdings Ltd. #	499,603
4,954,000	GCL-Poly Energy Holdings Ltd. * #	1,434,292
10,086,000	Hanergy Solar Group Ltd. * #	1,824,295
33,555	JA Solar Holdings Co. Ltd. (ADR) * †	341,254
97,815	LDK Solar Co. Ltd. (ADR) *	188,783
59,449	Renesola Ltd. (ADR) * †	296,650
139,861	Suntech Power Holdings Co. Ltd. (ADR) *	237,764
62,160	Trina Solar Ltd. (ADR) * †	960,994
116,420	Yingli Green Energy Holding Co. Ltd. (ADR) * †	807,955
		6,591,590
Germany: 1.9%
11,003	SMA Solar Technology A.G. #	377,139
Norway: 4.9%
32,936	Renewable Energy Corp ASA * #	140,194
1,897,403	Renewable Energy Corp. A.S. * #	824,724
		964,918
South Korea: 1.9%
33,825	Jusung Engineering Co. Ltd. * #	192,177
73,370	Nexolon Co. Ltd. * #	80,185
47,424	Woongjin Energy Co. Ltd. * #	104,915
		377,277
Switzerland: 4.5%
82,159	Meyer Burger Technology A.G. * #	875,044
Taiwan: 18.6%
288,000	Danen Technology Corp. * #	132,455
597,000	E-Ton Solar Tech Co. Ltd. * #	282,763
26,750	Giga Solar Materials Corp. #	216,375
426,688	Gintech Energy Corp. * #	423,107
274,322	Green Energy Technology, Inc. * #	212,791
383,000	Motech Industries, Inc. * #	657,456
688,000	Neo Solar Power Corp. * #	698,156
572,000	Sino-American Silicon Products, Inc. * #	764,107
322,646	Solartech Energy Corp. * #	228,081
		3,615,291
United States: 30.5%
41,560	Advanced Energy Industries, Inc. *	728,131
35,170	First Solar, Inc. *	1,414,186
125,245	GT Advanced Technologies, Inc. *	1,065,835
18,829	SolarCity Corp. * †	651,483
151,760	SunEdison, Inc. *	1,209,527
32,833	Sunpower Corp. * †	858,911
		5,928,073
Total Common Stocks (Cost: $12,493,995)		19,286,383
MONEY MARKET FUND: 0.6% (Cost: $115,005)
115,005	Dreyfus Government Cash Management Fund	115,005
Total Investments Before Collateral for Securities Loaned: 99.7% (Cost: $12,609,000)		19,401,388
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 19.0% (Cost: $3,698,017)
3,698,017	Bank of New York Overnight Government Fund	3,698,017
Total Investments: 118.7% (Cost: $16,307,017)		23,099,405
Liabilities in excess of other assets: (18.7)%		(3,641,410)
NET ASSETS: 100.0%		$19,457,995

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,614,188.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $9,967,859 which represents 51.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Building & Construct Product - Miscellaneous	2.6%	$499,603
Electronic Component - Semiconductors	42.9	8,325,755
Energy - Alternate Sources	28.6	5,544,090
Mach Tools & Rel Products	4.5	875,044
Power Conversion / Supply Equipment	19.8	3,849,714
Semiconductor Equipment	1.0	192,177
Money Market Fund	0.6	115,005
	100.0%	$19,401,388

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Canada	$557,051	$—	$—	$557,051
China / Hong Kong	2,833,400	3,758,190	—	6,591,590
Germany	—	377,139	—	377,139
Norway	—	964,918	—	964,918
South Korea	—	377,277	—	377,277
Switzerland	—	875,044	—	875,044
Taiwan	—	3,615,291	—	3,615,291
United States	5,928,073	—	—	5,928,073
Money Market Funds	3,813,022	—	—	3,813,022
Total	$13,131,546	$9,967,859	$—	$23,099,405

See Notes to Schedules of Investments

STEEL ETF

SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Brazil: 21.8%
1,281,302	Cia Siderurgica Nacional S.A. (ADR)	$5,471,160
735,562	Gerdau S.A. (ADR)	5,487,293
991,214	Vale S.A. (ADR)	15,472,851
		26,431,304
Luxembourg: 17.2%
508,248	ArcelorMittal (USD)	6,947,750
180,140	Tenaris S.A. (ADR)	8,426,949
228,372	Ternium S.A. (ADR)	5,485,495
		20,860,194
Mexico: 2.0%
199,763	Grupo Simec, S.A.B. de C.V. (ADR) *	2,383,173
Russia: 1.3%
504,795	Mechel OAO (ADR) *	1,620,392
South Korea: 6.5%
106,432	POSCO (ADR)	7,837,652
United Kingdom: 12.8%
318,562	Rio Tinto Plc (ADR)	15,533,083
United States: 38.5%
28,315	A.M. Castle & Co. *	455,872
165,310	AK Steel Holding Corp. *	619,913
130,912	Allegheny Technologies, Inc.	3,995,434
64,429	Carpenter Technology Corp.	3,743,969
185,689	Cliffs Natural Resources, Inc.	3,806,625
140,671	Commercial Metals Co.	2,384,373
37,222	Gibraltar Industries, Inc. *	530,786
12,520	LB Foster Co.	572,665
124,873	Nucor Corp.	6,121,274
13,280	Olympic Steel, Inc.	368,918
76,459	Reliance Steel & Aluminum Co.	5,602,151
32,182	Schnitzer Steel Industries, Inc.	886,292
332,388	Steel Dynamics, Inc.	5,554,203
90,318	Timken Co.	5,455,207
175,420	United States Steel Corp.	3,611,898
85,446	Worthington Industries, Inc.	2,941,906
		46,651,486
Total Common Stocks (Cost: $173,606,604)		121,317,284
MONEY MARKET FUND: 0.2% (Cost: $220,463)
220,463	Dreyfus Government Cash Management Fund	220,463
Total Investments: 100.3% (Cost: $173,827,067)		121,537,747
Liabilities in excess of other assets: (0.3)%		(417,142)
NET ASSETS: 100.0%		$121,120,605

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing

Summary of Investments by Sector (unaudited)	% of Investments	Value
Building & Construction	0.4%	$530,786
Metal - Diversified	12.8	15,533,083
Metal - Iron	15.9	19,279,476
Metal Processors & Fabricators	7.4	8,969,778
Metal Products - Distribution	0.7	824,790
Steel - Producers	52.4	63,756,988
Steel - Specialty	3.3	3,995,434
Steel Pipe & Tube	6.9	8,426,949
Money Market Fund	0.2	220,463
	100.0%	$121,537,747

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$121,317,284	$—	$—	$121,317,284
Money Market Fund	220,463	—	—	220,463
Total	$121,537,747	$—	$—	$121,537,747

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

UNCONVENTIONAL OIL & GAS ETF

SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Australia: 0.3%
25,642	Aurora Oil & Gas Ltd. (CAD) *	$80,077
Canada: 21.0%
18,847	ARC Resources Ltd.	481,672
7,008	Baytex Energy Corp. (USD) †	289,220
6,174	Birchcliff Energy Ltd. *	42,225
46,509	Cenovus Energy, Inc. (USD)	1,388,294
25,498	Crescent Point Energy Corp. †	967,431
46,024	EnCana Corp. (USD)	797,596
13,207	Enerplus Corp. (USD)	219,104
11,468	Lightstream Resources Ltd.	82,783
8,305	MEG Energy Corp. *	287,148
34,052	Pengrowth Energy Corp. (USD)	201,588
32,032	Penn West Petroleum Ltd. (USD) †	356,516
9,766	Peyto Exploration & Development Corp.	289,208
67,946	Talisman Energy, Inc. (USD)	781,379
9,325	Tourmaline Oil Corp. *	379,659
		6,563,823
United States: 78.7%
26,245	Anadarko Petroleum Corp.	2,440,522
3,010	Berry Petroleum Co.	129,821
27,671	Cabot Oil & Gas Corp.	1,032,682
33,641	Chesapeake Energy Corp.	870,629
5,678	Cimarex Energy Co.	547,359
6,894	Concho Resources, Inc. *	750,136
3,899	Continental Resources, Inc. *	418,207
24,490	Denbury Resources, Inc. *	450,861
26,663	Devon Energy Corp.	1,540,055
4,740	Energen Corp.	362,089
13,002	EOG Resources, Inc.	2,200,978
9,885	EQT Corp.	876,997
9,573	EXCO Resources, Inc. †	64,522
7,886	Forest Oil Corp. *	48,105
5,090	Gulfport Energy Corp. *	327,491
22,542	Hess Corp.	1,743,398
17,433	Kodiak Oil & Gas Corp. *	210,242
12,974	Linn Energy, LLC	336,286
5,488	National Fuel Gas Co.	377,355
8,911	Newfield Exploration Co. *	243,894
23,459	Noble Energy, Inc.	1,571,987
4,190	Northern Oil and Gas, Inc. *	60,462
4,605	Oasis Petroleum, Inc. *	226,244
27,359	Occidental Petroleum Corp.	2,559,161
9,094	Pioneer Natural Resources Co.	1,716,947
11,775	QEP Resources, Inc.	326,050
10,725	Range Resources Corp.	813,920
4,013	Rosetta Resources, Inc. *	218,548
4,396	SM Energy Co.	339,327
23,076	Southwestern Energy Co. *	839,505
10,046	Ultra Petroleum Corp. *	206,646
7,793	Whiting Petroleum Corp. *	466,411
13,173	WPX Energy, Inc. *	253,712
		24,570,549
Total Common Stocks (Cost: $29,232,998)		31,214,449
MONEY MARKET FUND: 0.0% (Cost: $1,005)
1,005	Dreyfus Government Cash Management Fund	1,005
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $29,234,003)		31,215,454
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 2.3% (Cost: $697,743)
697,743	Bank of New York Overnight Government Fund	697,743
Total Investments: 102.3% (Cost: $29,931,746)		31,913,197
Liabilities in excess of other assets: (2.3)%		(703,167)
NET ASSETS: 100.0%		$31,210,030

CAD	Canadian Dollar
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $665,000.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Electric - Integrated	1.2%	$377,355
Oil Company - Exploration & Production	88.8	27,705,402
Oil Company - Integrated	10.0	3,131,692
Money Market Fund	0.0	1,005
	100.0%	$31,215,454

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$31,214,449	$—	$—	$31,214,449
Money Market Funds	698,748	—	—	698,748
Total	$31,913,197	$—	$—	$31,913,197

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 95.4%
Australia: 8.5%
3,282,824	Energy Resources of Australia Ltd. * #	$4,283,361
7,255,279	Paladin Energy Ltd. * #	3,312,236
		7,595,597
Canada: 17.5%
304,242	Alpha Minerals, Inc. *	2,033,410
397,209	Cameco Corp. (USD) †	7,177,567
3,442,490	Denison Mines Corp. *	3,817,919
1,134,925	Uranium Energy Corp. (USD) *	2,553,581
		15,582,477
France: 20.8%
427,066	Areva S.A. * #	7,764,761
339,722	Electricite de France S.A. #	10,752,413
		18,517,174
Japan: 24.1%
638,514	IHI Corp. #	2,704,711
108,974	JGC Corp. #	3,952,217
463,105	Kajima Corp. #	1,889,595
1,453,006	Mitsubishi Heavy Industries Ltd. #	8,393,667
519,400	Taihei Dengyo Kaisha Ltd. #	3,815,053
42,300	Toshiba Plant Systems & Services Corp. #	703,883
		21,459,126
Poland: 9.4%
1,584,219	Polska Grupa Energetyczna S.A. #	8,443,313
United States: 15.1%
311,239	Exelon Corp.	9,225,124
140,998	US Ecology, Inc.	4,248,270
		13,473,394
Total Common Stocks (Cost: $90,710,774)		85,071,081
CLOSED-END FUND: 4.5% (Cost: $5,080,409)
834,539	Uranium Participation Corp. *	4,002,604
MONEY MARKET FUND: 0.4% (Cost: $330,134)
330,134	Dreyfus Government Cash Management Fund	330,134
Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $96,121,317)		89,403,819
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 4.9% (Cost: $4,363,913)
4,363,913	Bank of New York Overnight Government Fund	4,363,913
Total Investments: 105.2% (Cost: $100,485,230)		93,767,732
Liabilities in excess of other assets: (5.2)%		(4,634,598)
NET ASSETS: 100.0%		$89,133,134

USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,270,816.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $56,015,210 which represents 62.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Aerospace / Defense-Equipment	3.0%	$2,704,711
Building & Construction	6.4	5,704,648
Electric - Integrated	31.8	28,420,850
Energy - Alternate Sources	8.7	7,764,761
Engineering / R&D Services	5.2	4,656,100
Hazardous Waste Disposal	4.8	4,248,270
Machinery - General Industry	9.4	8,393,667
Non - Ferrous Metals	25.9	23,178,074
Closed-End Fund	4.5	4,002,604
Money Market Fund	0.3	330,134
	100.0%	$89,403,819

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$7,595,597	$—	$7,595,597
Canada	15,582,477	—	—	15,582,477
France	—	18,517,174	—	18,517,174
Japan	—	21,459,126	—	21,459,126
Poland	—	8,443,313	—	8,443,313
United States	13,473,394	—	—	13,473,394
Closed-End Fund	4,002,604	—	—	4,002,604
Money Market Funds	4,694,047	—	—	4,694,047
Total	$37,752,522	$56,015,210	$—	$93,767,732

See Notes to Schedules of Investments

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2013 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Swap contracts are marked to market daily using pricing vendor quotations, counterparty prices or model prices and are categorized as Level 2 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in the interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes–As of September 30, 2013, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Agribusiness ETF	$4,923,011,571	$554,062,546	$(854,004,071)	$(299,941,525)
Coal ETF	316,804,726	3,780,382	(150,800,329)	(147,019,947)
Global Alternative Energy ETF	112,101,319	19,792,428	(37,065,426)	(17,272,998)
Gold Miners ETF	11,819,564,031	6,404,896	(4,083,211,655)	(4,076,806,759)
Junior Gold Miners ETF	3,044,914,354	40,955,380	(1,587,281,953)	(1,546,326,573)
Oil Services ETF	1,592,921,071	52,102,401	(113,720,987)	(61,618,586)
Rare Earth / Strategic Metals ETF	253,819,094	6,555,186	(132,758,289)	(126,203,103)
RVE Hard Assets Producers ETF	106,926,325	11,969,947	(21,917,976)	(9,948,029)
Solar Energy ETF	21,415,624	7,033,423	(5,349,642)	1,683,781
Steel ETF	209,311,023	3,815,109	(91,588,385)	(87,773,276)
Unconventional Oil & Gas ETF	29,932,338	2,864,622	(883,763)	1,980,859
Uranium+Nuclear Energy ETF	110,476,315	7,456,305	(24,164,888)	(16,708,583)

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: November 26, 2013

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: November 26, 2013